Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ (42,388,437)	$ (10,966,178)	$ 26,817,688
Adjustments to reconcile net income (loss) to net cash provided by Operating activities:
Share-based compensation	3,068,213	5,575,877	6,056,033
Depreciation and amortization	2,105,158	2,039,791	1,649,136
Provision of allowance for doubtful accounts		(1,026,449)	74
(Gain) Loss from equity method investment	(97,820)	138,124	66,970
Gain from short-term investments	(63,303)	(378,603)	(216,025)
Deferred taxes	(231,667)	(487,057)	(502,052)
Loss on disposal of property and equipment	124,696	144,135	390,296
Gain from sales of cost method investment			(4,648,302)
Loss from impairment of intangible assets	291,817	1,111,149	250,360
Loss from impairment of goodwill		6,659,691
(Gain) Loss on the interest sold and retained noncontrolling investment	1,996,361	(20,567,699)	(9,999,801)
Changes in assets and liabilities:
Accounts receivable, others	4,896,250	(2,067,338)	586,009
Accounts receivable, margin clients	(515,614)	(3,188,904)	(2,666,812)
Prepaid expenses and other current assets	(1,105,245)	(1,856,549)	369,290
Trust bank balances held on behalf of customers	(5,987,800)	(19,148,934)	(2,267,808)
Restricted cash	581,650	(2,593,901)	5,403
Rental deposits	15,652	(169,148)	(204,811)
Guarantee deposit funds	5,616,733	(1,049,046)	(1,576,128)
Amounts due from noncontrolling shareholders		(461,810)	2,690,941
Deferred revenue	3,517,988	349,113	1,794,179
Account payable	298,975	3,609,213	(5,182,939)
Accrued expenses and other current liabilities	(3,483,073)	1,573,833	2,596,050
Amounts due to customers for the trust bank balance held on their behalf	5,987,800	19,148,934	2,267,808
Income taxes payable	(951,595)	2,269,464	1,541,421
Net cash provided by (used in) operating activities	(26,323,261)	(21,342,292)	19,816,980
Investing activities:
Purchase of property and equipment	(2,472,409)	(4,602,154)	(3,350,260)
Acquisition of businesses (net of cash acquired of $14,463, nil and nil for the years ended December 31, 2015, 2016 and 2017, respectively)		(424,437)	14,463
Business restructure			(354,284)
Proceeds from disposal of affiliates (Note 10)	1,576,467	23,836,195	8,463,170
Acquisition of equity method investment			(327,263)
Proceeds from transfer of equity method investment	350,181		12,765,427
Repayment of loans given to equity method investee			9,807,585
Proceeds from transfer equity interest to noncontrolling shareholders			72,271
Advances related to disposal of subsidiaries		(5,299,758)	5,299,758
Purchase of short-term investments	(71,492,241)	(326,196,271)	(105,354,947)
Proceeds from sales of short-term investments	87,946,966	309,564,065	105,562,667
Acquisition of cost method investment	(76,520)	(216,232)
Proceeds from sales of cost method investment			7,959,237
Proceeds from disposal of fixed assets		19,671
Net cash provided by (used in) investing activities	15,832,444	(3,318,921)	40,557,824
Financing activities:
Proceeds from stock options exercised by employees	26,786	142,618	294,193
Proceeds from stock options exercised by nonemployees			175,200
Proceeds from paid-in capital of noncontrolling shareholders			488,155
Dividends paid to noncontrolling shareholders		(9,839,173)	(6,549,628)
Proceeds from Yinglibao Clients		31,764,134
Repayment of Yinglibao Clients	(19,083,181)	(12,365,167)
Net cash provided by (used in) financing activities	(19,056,395)	9,702,412	(5,592,080)
Effect of exchange rate changes	2,088,644	(4,623,808)	(1,587,189)
Net (decrease) increase in cash and cash equivalents	(27,458,568)	(19,582,609)	53,195,535
Cash and cash equivalents, beginning of year	66,151,439	85,734,048	32,538,513
Cash and cash equivalents, end of year	38,692,871	66,151,439	85,734,048
Supplemental disclosure of cash flow information
Income taxes paid	1,510,281	2,536,254	682,232
Interest paid			$ 514